Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

BANK LOANS - 87.1%	Principal Value	Value
AEROSPACE & DEFENSE - 1.7%
Brown Group Holding LLC, Senior Secured First Lien
6.47% (1 mo. SOFR US + 2.75%), 07/01/2031, (0.50% Floor)	$197,756	$198,971
6.57% (3 mo. SOFR US + 2.75%), 07/01/2031, (0.50% Floor)	270,724	272,388
6.59% (3 mo. SOFR US + 2.75%), 07/01/2031, (0.50% Floor)	419,553	422,132
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 5.72% (1 mo. SOFR US + 2.00%), 10/31/2031, (0.00% Floor)	608,850	611,827
Karman Holdings, Inc., Senior Secured First Lien, 7.17% (3 mo. SOFR US + 3.50%), 04/01/2032, (0.00% Floor)	920,287	930,065
LSF11 Trinity Bidco, Inc., Senior Secured First Lien, 6.23% (1 mo. SOFR US + 2.50%), 06/17/2030, (0.00% Floor)	276,604	277,987
Signia Aerospace LLC, Senior Secured First Lien
6.44% (3 mo. SOFR US + 2.75%), 12/11/2031, (0.50% Floor)	4,082	4,102
6.57% (3 mo. SOFR US + 2.75%), 12/11/2031, (0.50% Floor)	166,960	167,783
6.67% (3 mo. SOFR US + 2.75%), 12/11/2031, (0.50% Floor)	131,928	132,578
7.06% (3 mo. Term SOFR + 2.75%), 12/11/2031 (a)	14,769	14,842
TransDigm, Inc., Senior Secured First Lien
8.22% (1 mo. SOFR US + 2.25%), 03/22/2030, (0.00% Floor)	967,562	971,451
6.22% (1 mo. SOFR US + 2.50%), 01/20/2032, (0.00% Floor)	271,968	273,365
Trident Technologies LLC, Senior Secured First Lien, 8.22% (1 mo. SOFR US + 4.50%), 02/09/2032, (0.00% Floor)	541,905	536,936
		4,814,427

AUTO RETAIL - 0.4%
CWGS Group LLC, Senior Secured First Lien, 6.45% (1 mo. SOFR US + 2.50%), 06/05/2028, (0.75% Floor)	565,577	553,634
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 05/04/2028, (0.75% Floor)	542,224	544,819
		1,098,453

AUTOMOTIVE - 1.9%
Allison Transmission, Inc., Senior Secured First Lien, 5.72% (1 mo. Term SOFR + 1.75%), 01/03/2033	876,000	881,659
American Axle & Manufacturing, Inc., Senior Secured First Lien
6.76% (1 mo. SOFR US + 3.00%), 12/13/2029, (0.50% Floor)	604,767	607,978
7.06% (3 mo. SOFR US + 3.00%), 12/13/2029, (0.50% Floor)	269,985	271,419
7.57% (1 mo. Term SOFR + 3.25%), 09/20/2032	696,324	697,772
Clarios Global LP, Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 05/06/2030, (0.00% Floor)	615,195	616,798
First Brands Group LLC, Senior Secured First Lien
5.39% (or 8.45% PIK) (1 mo. SOFR US + 1.55%), 06/29/2026, (0.00% Floor)	3,058	604
0.11% (1 mo. SOFR US), 03/30/2027 (i)	36,285	195
0.26% (1 mo. SOFR US), 03/30/2027 (i)	961,905	5,184
Garrett LX I Sarl, Senior Secured First Lien, 5.84% (3 mo. SOFR US + 2.00%), 01/30/2032, (0.50% Floor)	260,421	261,562
Highline Aftermarket Acquisition LLC, Senior Secured First Lien, 7.32% (3 mo. SOFR US + 3.50%), 02/19/2030, (0.75% Floor)	698,560	703,366
Tenneco, Inc., Senior Secured First Lien
8.87% (3 mo. SOFR US + 5.00%), 11/17/2028, (0.50% Floor)	1,947	1,918
8.91% (3 mo. SOFR US + 4.75%), 11/17/2028, (0.50% Floor)	655,160	643,656
9.09% (3 mo. SOFR US + 5.00%), 11/17/2028, (0.50% Floor)	689,582	679,056
		5,371,167

BUILDING PRODUCTS - 1.3%
Covia Holdings LLC, Senior Secured First Lien, 6.71% (3 mo. SOFR US + 2.75%), 02/26/2032, (0.00% Floor)	360,190	358,164
Hunter Douglas, Inc., Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 01/20/2032, (0.00% Floor)	288,090	290,045
Quikrete Holdings, Inc., Senior Secured First Lien, 5.97% (1 mo. SOFR US + 2.25%), 02/10/2032, (0.00% Floor)	1,244,595	1,249,841
STS Operating, Inc., Senior Secured First Lien, 7.82% (1 mo. SOFR US + 4.00%), 03/25/2031, (0.00% Floor)	527,887	528,415
Tamko Building Products LLC, Senior Secured First Lien
6.42% (3 mo. SOFR US + 2.75%), 09/20/2030, (0.00% Floor)	45,497	45,857
6.45% (6 mo. SOFR US + 2.75%), 09/20/2030, (0.00% Floor)	46,904	47,276
6.48% (1 mo. SOFR US + 2.75%), 09/20/2030, (0.00% Floor)	46,904	47,276
6.57% (3 mo. SOFR US + 2.75%), 09/20/2030, (0.00% Floor)	46,904	47,275
6.61% (3 mo. SOFR US + 2.75%), 09/20/2030, (0.00% Floor)	46,904	47,276
6.79% (6 mo. SOFR US + 2.75%), 09/20/2030, (0.00% Floor)	93,809	94,551
6.95% (6 mo. SOFR US + 2.75%), 09/20/2030, (0.00% Floor)	44,559	44,912
Veritiv Operating Co., Senior Secured First Lien, 7.67% (3 mo. SOFR US + 4.00%), 11/29/2030, (0.00% Floor)	723,260	724,204
		3,525,092

CHEMICALS - 1.0%
CoorsTek, Inc., Senior Secured First Lien, 6.86% (3 mo. SOFR US + 3.00%), 10/28/2032, (0.00% Floor)	417,000	420,911
INEOS US Finance LLC, Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 02/19/2030, (0.00% Floor)	285,283	232,239
Lummus Technology Holdings V LLC, Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 12/31/2029, (0.00% Floor)	493,292	494,306
Olympus Water US Holding Corp., Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 06/23/2031, (0.50% Floor)	274,300	272,336
Polar US Borrower LLC, Senior Secured First Lien, 9.56% (or .75% PIK) (3 mo. SOFR US + 5.50%), 10/16/2028, (0.00% Floor)	447,789	35,263
SCIH Salt Holdings, Inc., Senior Secured First Lien, 6.52% (3 mo. SOFR US + 2.75%), 01/31/2029, (0.00% Floor)	689,273	691,465
Sparta US HoldCo LLC, Senior Secured First Lien, 6.86% (1 mo. SOFR US + 3.00%), 08/02/2030, (0.75% Floor)	280,027	278,393
Windsor Holdings III LLC, Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 08/01/2030, (0.00% Floor)	475,542	477,251
		2,902,164

COMMERCIAL SERVICES - 4.9%
AlixPartners LLP, Senior Secured First Lien, 5.72% (1 mo. SOFR US + 2.00%), 08/12/2032, (0.00% Floor)	834,000	836,398
Allied Universal Holdco LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 3.25%), 08/20/2032, (0.00% Floor)	835,905	841,259
American Auto Auction Group LLC, Senior Secured First Lien, 8.50% (3 mo. SOFR US + 4.50%), 05/28/2032, (0.00% Floor)	688,081	677,639
Apex Group Treasury LLC, Senior Secured First Lien, 7.39% (3 mo. SOFR US + 3.50%), 02/27/2032, (0.00% Floor)	758,849	717,113
Aramark Services, Inc., Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 06/24/2030, (0.00% Floor)	262,137	263,366
Camelot US Acquisition LLC, Senior Secured First Lien
6.47% (1 mo. SOFR US + 2.75%), 01/31/2031, (0.00% Floor)	819,461	810,123
6.97% (1 mo. SOFR US + 3.25%), 01/31/2031, (0.00% Floor)	696,000	697,959
CoreLogic, Inc., Senior Secured First Lien, 7.45% (1 mo. SOFR US + 3.50%), 06/02/2028, (0.50% Floor)	1,126,016	1,128,572
Foundever Worldwide Corp., Senior Secured First Lien, 7.68% (1 mo. SOFR US + 3.75%), 08/28/2028, (0.50% Floor)	851,361	353,315
Garda World Security Corp., Senior Secured First Lien, 6.75% (1 mo. SOFR US + 3.00%), 02/01/2029, (0.00% Floor)	526,396	529,291
Herc Holdings, Inc., Senior Secured First Lien, 5.52% (1 mo. SOFR US + 1.75%), 06/02/2032, (0.00% Floor)	253,000	254,634
OMNIA Partners LLC, Senior Secured First Lien, 6.45% (3 mo. SOFR US + 2.75%), 07/25/2030, (0.00% Floor)	613,657	616,836
PG Polaris BidCo Sarl, Senior Secured First Lien, 5.92% (3 mo. SOFR US + 2.25%), 03/26/2031, (0.00% Floor)	534,610	537,074
Planet US Buyer LLC, Senior Secured First Lien, 6.82% (3 mo. SOFR US + 3.00%), 02/10/2031, (0.00% Floor)	270,967	273,071
Pre-Paid Legal Services, Inc., Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 12/15/2028, (0.50% Floor)	738,701	715,849
Saphilux Sarl, Senior Secured First Lien
6.66% (SOFR + 3.00%), 07/18/2028, (0.50% Floor)	1,554	1,566
6.73% (6 mo. SOFR US + 3.00%), 07/27/2028, (0.50% Floor)	617,064	621,887
Skopima Consilio Parent LLC, Senior Secured First Lien, 7.47% (1 mo. SOFR US + 3.75%), 05/17/2028, (0.50% Floor)	1,060,622	971,795
Tempo Acquisition LLC, Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 08/31/2028, (0.00% Floor)	1,451,770	1,399,376
TKC Holdings, Inc., Senior Secured First Lien, 8.72% (1 mo. SOFR US + 5.00%), 05/15/2028, (1.00% Floor)	1,425,784	1,438,851
		13,685,974

CONSTRUCTION & ENGINEERING - 1.1%
Amentum Holdings, Inc., Senior Secured First Lien, 5.72% (1 mo. SOFR US + 2.00%), 09/29/2031, (0.00% Floor)	631,300	633,863
Centuri Group, Inc., Senior Secured First Lien, 6.12% (1 mo. SOFR US + 2.25%), 07/09/2032, (0.00% Floor)	644,490	647,713
Green Infrastructure Partners, Inc., Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 09/24/2032, (0.00% Floor)	423,000	424,586
Pinnacle Buyer LLC, Senior Secured First Lien
6.49% (3 mo. SOFR US + 2.50%), 10/01/2032, (0.00% Floor)	488,582	491,027
7.22% (1 mo. Term SOFR + 2.50%), 10/01/2032 (a)	94,194	94,665
Tecta America Corp., Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 02/18/2032, (0.00% Floor)	848,735	853,043
		3,144,897

CONSUMER DISCRETIONARY - 1.6%
Beach Acquisition Bidco LLC, Senior Secured First Lien, 6.92% (3 mo. SOFR US + 3.25%), 09/13/2032, (0.00% Floor)	762,000	769,148
McGraw-Hill Education, Inc., Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 08/06/2031, (0.50% Floor)	386,776	390,541
Peloton Interactive, Inc., Senior Secured First Lien, 9.22% (1 mo. SOFR US + 5.50%), 05/30/2029, (0.00% Floor)	268,885	271,574
Prometric Holdings, Inc., Senior Secured First Lien, 7.47% (1 mo. SOFR US + 3.75%), 06/25/2032, (0.00% Floor)	701,243	707,729
Renaissance Holdings Corp., Senior Secured First Lien, 7.72% (1 mo. SOFR US + 4.00%), 04/08/2030, (0.50% Floor)	965,163	845,671
Tory Burch LLC, Senior Secured First Lien, 7.20% (1 mo. SOFR US + 3.25%), 04/17/2028, (0.50% Floor)	565,471	566,797
Weber-Stephen Products LLC, Senior Secured First Lien, 7.74% (3 mo. SOFR US + 3.75%), 10/01/2032, (0.00% Floor)	864,000	866,376
		4,417,836

ENVIRONMENTAL & FACILITIES SERVICES - 1.9%
Action Environmental Group, Inc., Senior Secured First Lien, 6.92% (3 mo. SOFR US + 3.25%), 10/24/2030, (0.50% Floor)	1,603,998	1,609,018
Belfor Holdings, Inc., Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 11/04/2030, (0.50% Floor)	463,278	466,173
EnergySolutions LLC, Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 09/23/2030, (0.50% Floor)	297,512	299,929
GFL ES US LLC, Senior Secured First Lien, 6.27% (3 mo. SOFR US + 2.50%), 03/03/2032, (0.00% Floor)	549,623	552,645
JFL-Tiger Acquisition Co., Inc., Senior Secured First Lien, 7.48% (1 mo. SOFR US + 3.75%), 10/17/2030, (0.50% Floor)	493,226	495,897
Reworld Holding Corp., Senior Secured First Lien, 6.07% (1 mo. Term SOFR + 2.25%), 01/15/2031	416,000	416,868
Win Waste Innovations Holdings, Inc., Senior Secured First Lien
6.70% (1 mo. SOFR US + 2.75%), 03/27/2028, (0.50% Floor)	1,157,506	1,162,090
7.20% (1 mo. SOFR US + 3.25%), 03/27/2028, (0.50% Floor)	257,707	259,263
		5,261,883

FINANCIALS: DIVERSIFIED - 4.0%
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 5.48% (1 mo. SOFR US + 1.75%), 06/24/2030, (0.50% Floor)	496,888	500,401
BCPE Pequod Buyer, Inc., Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 11/25/2031, (0.00% Floor)	747,191	749,758
Blackhawk Network Holdings, Inc., Senior Secured First Lien, 7.67% (3 mo. SOFR US + 4.00%), 03/12/2029, (1.00% Floor)	814,686	819,586
Boost Newco Borrower LLC, Senior Secured First Lien, 5.67% (3 mo. SOFR US + 2.00%), 01/31/2031, (0.00% Floor)	410,694	411,850
Citco Funding LLC, Senior Secured First Lien, 6.51% (1 mo. SOFR US + 2.75%), 04/27/2028, (0.50% Floor)	664,406	669,582
Edelman Financial Engines Center LLC, Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 04/07/2028, (0.00% Floor)	440,005	442,835
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 8.97% (1 mo. SOFR US + 5.25%), 10/06/2028, (0.00% Floor)	816,265	816,608
EIG Management Co. LLC, Senior Secured First Lien, 8.72% (1 mo. SOFR US + 5.00%), 05/17/2029, (0.00% Floor)	632,988	632,988
FNZ USA FinCo LLC, Senior Secured First Lien, 8.90% (3 mo. SOFR US + 5.00%), 11/05/2031, (0.00% Floor)	1,341,212	1,067,269
Focus Financial Partners LLC, Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 09/15/2031, (0.00% Floor)	704,088	706,067
IMC Global Holdings LLC, Senior Secured First Lien, 7.23% (1 mo. SOFR US + 3.50%), 06/21/2032, (0.00% Floor)	620,880	626,704
NorthAB LLC, Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 11/24/2028, (0.50% Floor)	424,143	406,559
Osaic Holdings, Inc., Senior Secured First Lien, 6.60% (3 mo. SOFR US + 3.00%), 08/02/2032, (0.00% Floor)	395,000	397,109
PEX Holdings LLC, Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 11/19/2031, (0.00% Floor)	292,788	293,519
Superannuation & Investments US LLC, Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 12/01/2028, (0.00% Floor)	277,605	279,687
VFH Parent LLC, Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 06/20/2031, (0.00% Floor)	638,062	641,252
WEX, Inc., Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 04/03/2028, (0.00% Floor)	683,402	685,859
Zelis Payments Buyer, Inc., Senior Secured First Lien
6.47% (1 mo. SOFR US + 2.75%), 09/28/2029, (0.00% Floor)	651,398	645,971
6.97% (1 mo. SOFR US + 3.25%), 11/26/2031, (0.00% Floor)	273,240	271,532
		11,065,136

FINANCIALS: INSURANCE - 3.3%
Acrisure LLC, Senior Secured First Lien
6.72% (1 mo. SOFR US + 3.00%), 11/06/2030, (0.00% Floor)	1,282,525	1,283,128
6.97% (1 mo. SOFR US + 3.25%), 06/21/2032, (0.00% Floor)	974,105	976,540
Alera Group, Inc., Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 05/28/2032, (0.50% Floor)	411,968	414,417
AmWINS Group, Inc., Senior Secured First Lien, 5.97% (1 mo. SOFR US + 2.25%), 01/30/2032, (0.75% Floor)	413,167	414,822
Ardonagh Group Finco Pty Ltd., Senior Secured First Lien
6.42% (3 mo. SOFR US + 2.75%), 02/18/2031, (0.00% Floor)	20,113	20,109
6.95% (3 mo. SOFR US + 2.75%), 02/18/2031, (0.00% Floor)	223,627	223,581
6.95% (6 mo. SOFR US + 2.75%), 02/18/2031, (0.00% Floor)	168,156	168,121
Asurion LLC, Senior Secured First Lien, 8.17% (1 mo. SOFR US + 4.25%), 08/21/2028, (0.00% Floor)	1,145,561	1,148,980
Asurion LLC, Senior Secured Second Lien, 9.20% (1 mo. SOFR US + 5.25%), 02/03/2028, (0.00% Floor)	1,264,798	1,262,629
Baldwin Insurance Group Holdings LLC, Senior Secured First Lien, 6.25% (1 mo. SOFR US + 2.50%), 05/27/2031, (0.00% Floor)	292,057	292,057
CRC Insurance Group LLC, Senior Secured Second Lien, 8.42% (3 mo. SOFR US + 4.75%), 05/06/2032, (0.00% Floor)	271,347	275,530
Goosehead Insurance Holdings LLC, Senior Secured First Lien, 6.75% (1 mo. SOFR US + 3.00%), 01/08/2032, (0.00% Floor)	549,243	552,676
HUB International Ltd., Senior Secured First Lien, 6.12% (3 mo. SOFR US + 2.25%), 06/20/2030, (0.75% Floor)	1,051,345	1,057,984
Hyperion Refinance Sarl, Senior Secured First Lien, 6.49% (1 mo. SOFR US + 2.75%), 04/18/2030, (0.00% Floor)	211,913	212,739
Jones Deslauriers Insurance Management, Inc., Senior Secured First Lien
7.06% (3 mo. Term SOFR + 2.75%), 03/15/2030	35,906	35,996
6.83% (1 mo. Term SOFR + 3.00%), 01/31/2033	391,094	392,072
USI, Inc./NY, Senior Secured First Lien, 5.92% (3 mo. SOFR US + 2.25%), 11/23/2029, (0.00% Floor)	411,282	412,676
		9,144,057

FOOD & BEVERAGE - 1.9%
Celsius Holdings, Inc., Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 04/01/2032, (0.00% Floor)	363,090	366,131
Chobani LLC, Senior Secured First Lien, 5.97% (1 mo. SOFR US + 2.25%), 10/28/2032, (0.00% Floor)	586,000	589,662
Froneri US, Inc., Senior Secured First Lien, 6.12% (3 mo. SOFR US + 2.25%), 09/30/2032, (0.00% Floor)	531,000	531,741
Nourish Buyer I, Inc., Senior Secured First Lien, 8.25% (1 mo. SOFR US + 4.50%), 12/13/2032, (0.00% Floor)	403,984	406,763
Pegasus Bidco BV, Senior Secured First Lien, 6.60% (3 mo. SOFR US + 2.75%), 07/12/2029, (0.00% Floor)	544,845	547,569
PFI Lower Midco LLC, Senior Secured First Lien, 7.87% (1 mo. SOFR US + 4.00%), 12/01/2032, (0.00% Floor)	168,000	169,470
Primo Brands Corp., Senior Secured First Lien, 5.92% (3 mo. SOFR US + 2.25%), 03/31/2028, (0.50% Floor)	804,830	808,054
Red SPV LLC, Senior Secured First Lien, 5.98% (1 mo. SOFR US + 2.25%), 03/15/2032, (0.00% Floor)	408,945	410,137
Saratoga Food Specialties LLC, Senior Secured First Lien, 6.98% (3 mo. SOFR US + 3.25%), 03/07/2029, (0.00% Floor)	479,034	483,425
Savor Acquisition, Inc., Senior Secured First Lien
6.72% (1 mo. SOFR US + 3.00%), 02/19/2032, (0.00% Floor)	43,108	43,341
6.84% (1 mo. SOFR US + 3.00%), 02/19/2032, (0.00% Floor)	379,832	381,889
7.56% (1 mo. Term SOFR + 3.00%), 02/19/2032 (a)	40,000	40,217
Sazerac Co., Inc., Senior Secured First Lien, 6.28% (1 mo. SOFR US + 2.50%), 07/09/2032, (0.00% Floor)	490,770	492,338
		5,270,737

HEALTHCARE: EQUIPMENT & SUPPLIES - 2.1%
Accendra Health, Inc., Senior Secured First Lien, 7.67% (1 mo. SOFR US + 3.75%), 03/29/2029, (0.50% Floor)	724,000	700,470
Aveanna Healthcare LLC, Senior Secured First Lien, 7.47% (1 mo. SOFR US + 3.75%), 09/17/2032, (0.00% Floor)	436,905	440,208
Azalea Topco, Inc., Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 04/30/2031, (0.00% Floor)	418,042	419,349
Bausch + Lomb Corp., Senior Secured First Lien
7.72% (1 mo. SOFR US + 4.00%), 09/29/2028, (0.00% Floor)	119,095	119,393
7.97% (1 mo. SOFR US + 4.25%), 01/15/2031, (0.00% Floor)	837,790	847,634
Covetrus, Inc., Senior Secured First Lien, 8.67% (3 mo. SOFR US + 5.00%), 10/15/2029, (0.50% Floor)	156,013	140,627
Gainwell Acquisition Corp., Senior Secured First Lien, 7.87% (3 mo. SOFR US + 4.00%), 10/01/2027, (0.75% Floor)	1,258,730	1,238,905
Insulet Corp., Senior Secured First Lien, 5.72% (1 mo. SOFR US + 2.00%), 08/04/2031, (0.00% Floor)	544,577	549,683
Medline Borrower LP, Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 10/23/2028, (0.50% Floor)	412,198	413,886
Waystar Technologies, Inc., Senior Secured First Lien, 5.72% (1 mo. SOFR US + 2.00%), 10/22/2029, (0.00% Floor)	864,104	870,584
		5,740,739

HEALTHCARE: FACILITIES - 7.3%
ADMI Corp., Senior Secured First Lien
7.70% (1 mo. SOFR US + 3.75%), 12/23/2027, (0.50% Floor)	1,398,012	1,329,859
9.47% (1 mo. SOFR US + 5.75%), 12/23/2027, (0.00% Floor)	568,726	546,830
CHG Healthcare Services, Inc., Senior Secured First Lien, 6.59% (3 mo. SOFR US + 2.75%), 09/29/2028, (0.50% Floor)	428,876	431,338
Examworks Bidco, Inc., Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 11/01/2028, (0.50% Floor)	940,430	946,416
Global Medical Response, Inc., Senior Secured First Lien, 7.38% (3 mo. SOFR US + 3.50%), 09/20/2032, (0.00% Floor)	1,123,000	1,131,338
Grifols Worldwide Operations USA, Inc., Senior Secured First Lien, 6.02% (3 mo. SOFR US + 2.00%), 11/15/2027, (0.00% Floor)	2,249,375	2,251,714
HAH Group Holding Co. LLC, Senior Secured First Lien, 8.72% (1 mo. SOFR US + 5.00%), 09/24/2031, (0.00% Floor)	1,253,251	1,104,233
Heartland Dental LLC, Senior Secured First Lien, 7.47% (1 mo. SOFR US + 3.75%), 08/25/2032, (0.00% Floor)	1,658,224	1,667,112
Hunter US Bidco, Inc., Senior Secured First Lien, 8.12% (3 mo. SOFR US + 4.25%), 08/21/2028, (0.50% Floor)	1,160,055	1,132,503
IVI America LLC, Senior Secured First Lien
6.92% (3 mo. SOFR US + 3.25%), 04/09/2031, (0.00% Floor)	793,312	800,999
8.07% (3 mo. Term SOFR + 3.75%), 04/09/2031	231,000	233,239
LifePoint Health, Inc., Senior Secured First Lien
7.33% (1 mo. SOFR US + 3.50%), 05/19/2031, (1.00% Floor)	830,846	833,097
7.65% (3 mo. SOFR US + 3.75%), 05/19/2031, (0.00% Floor)	420,122	421,971
LSCS Holdings, Inc., Senior Secured First Lien, 8.17% (3 mo. SOFR US + 4.50%), 03/04/2032, (0.00% Floor)	588,553	577,764
Lumexa Imaging, Inc., Senior Secured First Lien, 6.75% (1 mo. Term SOFR + 3.00%), 12/17/2032	427,000	430,472
Onex TSG Intermediate Corp., Senior Secured First Lien, 7.59% (3 mo. SOFR US + 3.75%), 08/06/2032, (0.00% Floor)	532,000	536,237
Pacific Dental Services, Inc., Senior Secured First Lien, 6.24% (1 mo. SOFR US + 2.50%), 03/17/2031, (0.00% Floor)	471,630	474,002
Pluto Acquisition I, Inc., Senior Secured First Lien
9.19% (3 mo. SOFR US + 5.50%), 06/20/2028, (1.00% Floor)	91,866	93,244
7.87% (3 mo. SOFR US + 4.00%), 09/20/2028, (0.00% Floor)	462,461	387,658
Radiology Partners, Inc., Senior Secured First Lien, 8.17% (3 mo. SOFR US + 4.50%), 06/25/2032, (0.00% Floor)	731,168	730,769
Radnet Management, Inc., Senior Secured First Lien, 6.07% (3 mo. SOFR US + 2.25%), 04/18/2031, (0.00% Floor)	370,533	372,364
Sotera Health Holdings LLC, Senior Secured First Lien, 6.34% (3 mo. SOFR US + 2.50%), 05/30/2031, (0.00% Floor)	641,532	645,946
Southern Veterinary Partners LLC, Senior Secured First Lien, 6.37% (3 mo. SOFR US + 2.50%), 12/04/2031, (0.00% Floor)	418,800	418,765
Surgery Center Holdings, Inc., Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 12/19/2030, (0.00% Floor)	613,641	616,765
Team Health Holdings, Inc., Senior Secured First Lien, 8.34% (3 mo. SOFR US + 4.50%), 06/30/2028, (0.00% Floor)	1,123,712	1,128,892
US Fertility Enterprises LLC, Senior Secured First Lien, 7.26% (1 mo. Term SOFR + 3.50%), 12/20/2032	974,000	978,870
		20,222,397

HEALTHCARE: LIFE SCIENCES - 0.4%
PAREXEL International Corp., Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 12/12/2031, (0.00% Floor)	695,000	698,187
Star Parent, Inc., Senior Secured First Lien, 7.67% (3 mo. SOFR US + 4.00%), 09/30/2030, (0.00% Floor)	417,024	417,985
		1,116,172

HEALTHCARE: MANAGED HEALTH CARE - 1.3%
Bella Holding Co. LLC, Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 05/10/2028, (0.75% Floor)	821,450	825,500
Charlotte Buyer, Inc., Senior Secured First Lien, 8.01% (1 mo. SOFR US + 4.25%), 02/11/2028, (0.50% Floor)	832,845	819,569
Cotiviti, Inc., Senior Secured First Lien
6.62% (1 mo. SOFR US + 2.75%), 05/01/2031, (0.00% Floor)	968,547	933,035
7.63% 05/01/2031	278,000	270,009
Raven Acquisition Holdings LLC, Senior Secured First Lien
6.72% (1 mo. SOFR US + 3.00%), 11/20/2031, (0.00% Floor)	811,468	815,051
8.28% (3 mo. Term SOFR + 3.00%), 11/20/2031 (a)	58,400	58,658
		3,721,822

HEALTHCARE: PHARMA & BIOTECH - 1.5%
Amneal Pharmaceuticals LLC, Senior Secured First Lien, 7.22% (1 mo. SOFR US + 3.50%), 08/02/2032, (0.50% Floor)	560,595	566,201
Dechra Finance US LLC, Senior Secured First Lien, 7.20% (6 mo. SOFR US + 3.00%), 01/27/2032, (0.00% Floor)	292,788	295,304
Endo Finance Holdings, Inc., Senior Secured First Lien, 7.47% (1 mo. SOFR US + 3.75%), 04/23/2031, (0.50% Floor)	1,407,979	1,398,827
Financiere Mendel SASU, Senior Secured First Lien, 6.59% (3 mo. SOFR US + 2.75%), 11/13/2030, (0.00% Floor)	660,290	665,378
Jazz Financing Lux Sarl, Senior Secured First Lien, 5.97% (1 mo. SOFR US + 2.25%), 05/05/2028, (0.50% Floor)	966,502	971,803
Organon & Co., Senior Secured First Lien, 6.17% (1 mo. Term SOFR + 2.25%), 05/19/2031	178,000	171,948
		4,069,461

INDUSTRIAL MACHINERY - 3.1%
AI Aqua Merger Sub, Inc., Senior Secured First Lien
6.85% (3 mo. SOFR US + 3.00%), 07/31/2028, (0.50% Floor)	758,071	760,595
6.87% (1 mo. SOFR US + 3.00%), 07/31/2028, (0.50% Floor)	502,206	503,878
Chart Industries, Inc., Senior Secured First Lien, 6.48% (3 mo. SOFR US + 2.50%), 03/18/2030, (0.50% Floor)	333,701	335,705
Columbus McKinnon Corp./NY, Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 05/15/2028, (0.50% Floor)	492,059	493,289
Crosby US Acquisition Corp., Senior Secured First Lien, 7.22% (1 mo. SOFR US + 3.50%), 08/16/2029, (0.50% Floor)	490,898	493,659
Dynamo US Bidco, Inc., Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 09/30/2031, (0.00% Floor)	365,834	369,721
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 6.92% (3 mo. SOFR US + 3.25%), 11/26/2032, (0.00% Floor)	408,000	411,111
Gates Corp./DE, Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 11/16/2029, (0.50% Floor)	337,847	338,948
Indicor LLC, Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 11/23/2029, (0.50% Floor)	528,571	532,369
JBT Marel Corp., Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 01/02/2032, (0.00% Floor)	418,103	419,237
Jupiter Buyer, Inc., Senior Secured First Lien
7.92% (3 mo. SOFR US + 4.25%), 11/03/2031, (0.00% Floor)	283,915	287,465
9.60% (3 mo. Term SOFR + 4.75%), 11/03/2031 (a)	33,007	33,419
Madison IAQ LLC, Senior Secured First Lien
6.70% (6 mo. SOFR US + 2.50%), 06/21/2028, (0.50% Floor)	494,354	497,301
6.64% (3 mo. SOFR US + 2.75%), 05/06/2032, (0.00% Floor)	277,860	279,960
Madison Safety & Flow LLC, Senior Secured First Lien, 6.23% (1 mo. SOFR US + 2.50%), 09/26/2031, (0.00% Floor)	298,559	301,048
Pro Mach Group, Inc., Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 10/18/2032, (0.00% Floor)	894,000	900,705
TK Elevator US Newco, Inc., Senior Secured First Lien, 6.95% (6 mo. SOFR US + 2.75%), 04/30/2030, (0.50% Floor)	1,354,419	1,364,381
WEC US Holdings, Inc., Senior Secured First Lien, 5.87% (1 mo. SOFR US + 2.00%), 01/27/2031, (0.00% Floor)	407,222	408,370
		8,731,161

LEISURE: CASINOS & GAMING - 3.8%
888 Acquisitions LLC, Senior Secured First Lien, 9.15% (6 mo. SOFR US + 5.25%), 07/03/2028, (0.50% Floor)	1,546,958	1,334,738
Allwyn Entertainment Financing US LLC, Senior Secured First Lien, 5.91% (3 mo. SOFR US + 2.00%), 06/11/2031, (0.00% Floor)	278,862	269,450
Bally's Corp., Senior Secured First Lien, 7.63% (3 mo. SOFR US + 3.25%), 10/02/2028, (0.50% Floor)	1,672,885	1,652,451
Caesars Entertainment, Inc., Senior Secured First Lien, 5.97% (1 mo. SOFR US + 2.25%), 02/06/2030, (0.50% Floor)	579,313	576,271
Entain Holdings Gibraltar Ltd., Senior Secured First Lien
5.92% (3 mo. SOFR US + 2.25%), 10/31/2029, (0.00% Floor)	843,502	839,618
5.91% (SOFR + 2.25%), 07/30/2032, (0.00% Floor)	1,160,000	1,152,976
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 01/29/2029, (0.50% Floor)	274,771	275,022
Flutter Financing BV, Senior Secured First Lien
5.42% (3 mo. SOFR US + 1.75%), 11/29/2030, (0.50% Floor)	984,092	984,501
5.67% (3 mo. SOFR US + 2.00%), 06/04/2032, (0.50% Floor)	426,855	427,523
Great Canadian Gaming Corp., Senior Secured First Lien, 8.44% (3 mo. SOFR US + 4.75%), 11/01/2029, (0.00% Floor)	707,510	697,339
Jack Ohio Finance LLC, Senior Secured First Lien, 7.72% (1 mo. SOFR US + 4.00%), 01/30/2032, (0.50% Floor)	408,910	408,603
Ontario Gaming GTA LP, Senior Secured First Lien, 8.24% (3 mo. SOFR US + 4.25%), 08/01/2030, (0.50% Floor)	1,199,331	1,112,805
Voyager Parent LLC, Senior Secured First Lien, 8.42% (3 mo. SOFR US + 4.75%), 07/01/2032, (0.00% Floor)	843,885	845,547
		10,576,844

LEISURE: HOTELS - 1.4%
Alterra Mountain Co., Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 08/17/2028, (0.00% Floor)	498,317	500,808
Herschend Entertainment Co. LLC, Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 05/27/2032, (0.00% Floor)	820,875	827,631
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 5.72% (1 mo. SOFR US + 2.00%), 08/02/2028, (0.50% Floor)	290,757	291,920
Lakeland Holdings LLC, Senior Secured First Lien, 8.00%, 09/27/2027	333,330	8,542
Sabre GLBL, Inc., Senior Secured First Lien
7.58% (1 mo. Term SOFR + 3.50%), 12/17/2027	46,968	46,107
7.78% (1 mo. Term SOFR + 3.50%), 12/17/2027	69,886	68,605
8.31% (1 mo. Term SOFR + 4.25%), 06/30/2028	160,122	158,120
9.06% (1 mo. Term SOFR + 5.00%), 06/30/2028	604,674	597,116
9.92% (1 mo. SOFR US + 6.00%), 11/15/2029, (0.00% Floor)	52,045	46,840
10.02% (1 mo. Term SOFR + 6.00%), 11/15/2029	68,030	60,547
Sgh2 LLC, Senior Secured First Lien, 8.17% (3 mo. SOFR US + 4.50%), 08/18/2032, (0.00% Floor)	592,515	595,477
Travel + Leisure Co., Senior Secured First Lien, 5.74% (3 mo. SOFR US + 2.00%), 12/14/2029, (0.00% Floor)	369,124	370,200
TripAdvisor, Inc., Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 07/08/2031, (0.00% Floor)	435,307	421,432
		3,993,345

LEISURE: RESTAURANTS - 1.1%
BCPE Grill Parent, Inc., Senior Secured First Lien, 8.47% (3 mo. SOFR US + 4.75%), 09/30/2030, (0.50% Floor)	399,291	372,196
Dave & Buster's, Inc., Senior Secured First Lien, 7.13% (3 mo. SOFR US + 3.25%), 06/29/2029, (0.50% Floor)	421,433	389,760
IRB Holding Corp., Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 12/16/2030, (0.00% Floor)	1,792,824	1,799,027
Tacala Investment Corp., Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 01/31/2031, (0.00% Floor)	518,806	523,021
		3,084,004

MEDIA: BROADCASTING - 0.6%
CMG Media Corp., Senior Secured First Lien, 7.37% (3 mo. SOFR US + 3.50%), 06/18/2029, (0.00% Floor)	425,935	398,760
Hubbard Radio LLC, Senior Secured First Lien, 8.22% (1 mo. SOFR US + 4.50%), 09/30/2027, (0.00% Floor)	319,322	71,848
Learfield Communications LLC, Senior Secured First Lien, 8.47% (1 mo. SOFR US + 4.75%), 06/30/2028, (0.00% Floor)	369,117	370,470
Nexstar Media, Inc., Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 06/28/2032, (0.00% Floor)	614,460	618,073
Versant Media Group, Inc., Senior Secured First Lien, 7.52% (1 mo. Term SOFR + 3.50%), 10/23/2031	298,000	298,466
		1,757,617

MEDIA: CABLE & SATELLITE - 2.3%
Charter Communications Operating LLC, Senior Secured First Lien, 5.90% (3 mo. SOFR US + 2.25%), 12/15/2031, (0.00% Floor)	917,730	919,451
Coral-US Co.-Borrower LLC, Senior Secured First Lien, 7.15% (3 mo. SOFR US + 3.25%), 01/30/2032, (0.00% Floor)	994,205	977,303
CSC Holdings LLC, Senior Secured First Lien, 8.25% (Prime Rate + 1.50%), 04/15/2027, (0.00% Floor)	1,345,974	1,179,645
Directv Financing LLC, Senior Secured First Lien, 9.36% (3 mo. SOFR US + 5.00%), 08/02/2027, (0.75% Floor)	79,089	79,336
Gryphon Acquire NewCo LLC, Senior Secured First Lien, 6.88% (6 mo. SOFR US + 3.00%), 09/13/2032, (0.00% Floor)	922,000	929,399
Iridium Satellite LLC, Senior Secured First Lien, 5.97% (1 mo. SOFR US + 2.25%), 09/20/2030, (0.75% Floor)	573,478	560,179
Virgin Media Bristol LLC, Senior Secured First Lien, 7.23% (1 mo. SOFR US + 3.25%), 01/31/2029, (0.00% Floor)	887,000	889,772
WideOpenWest Finance LLC, Senior Secured First Lien, 7.43% (3 mo. SOFR US + 3.00%), 12/11/2028, (1.50% Floor)	897,533	818,999
		6,354,084

MEDIA: DIVERSIFIED - 1.7%
ABG Intermediate Holdings 2 LLC, Senior Secured First Lien, 5.97% (1 mo. SOFR US + 2.25%), 12/21/2028, (0.00% Floor)	734,009	736,032
Indy US Holdco LLC, Senior Secured First Lien, 5.97% (1 mo. SOFR US + 2.25%), 10/31/2030, (0.50% Floor)	844,049	846,395
Neptune Bidco US, Inc., Senior Secured First Lien, 8.86% (3 mo. SOFR US + 4.75%), 10/11/2028, (0.50% Floor)	990,410	979,664
Red Planet Borrower LLC, Senior Secured First Lien, 7.72% (1 mo. SOFR US + 4.00%), 09/08/2032, (0.50% Floor)	281,000	281,878
Wasserman Media Group LLC, Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 06/23/2032, (0.00% Floor)	523,688	526,961
WH Borrower LLC, Senior Secured First Lien, 8.39% (3 mo. SOFR US + 4.50%), 02/20/2032, (0.50% Floor)	426,855	429,422
X Corp., Senior Secured First Lien
9.50%, 10/29/2029	336,312	335,771
10.60% (6 mo. SOFR US + 6.50%), 10/29/2029, (0.50% Floor)	543,311	534,968
		4,671,091

MEDIA: ENTERTAINMENT - 2.9%
Cirque Du Soleil Holding USA Newco, Inc., Senior Secured First Lien, 7.42% (3 mo. SOFR US + 3.75%), 03/08/2030, (0.00% Floor)	1,894,461	1,759,007
Creative Artists Agency LLC, Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 10/01/2031, (0.00% Floor)	278,523	279,916
Crown Finance US, Inc., Senior Secured First Lien, 8.34% (1 mo. SOFR US + 4.50%), 12/02/2031, (0.00% Floor)	487,092	481,308
Delta 2 Lux Sarl, Senior Secured First Lien, 5.42% (3 mo. SOFR US + 1.75%), 09/19/2031, (0.50% Floor)	309,000	310,468
EOC Borrower LLC, Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 03/24/2032, (0.00% Floor)	977,090	983,930
Hoya Midco LLC, Senior Secured First Lien, 6.09% (3 mo. SOFR US + 2.25%), 02/05/2029, (0.00% Floor)	622,800	361,224
Live Nation Entertainment, Inc., Senior Secured First Lien, 5.73% (1 mo. SOFR US + 2.00%), 10/21/2032, (0.00% Floor)	890,000	892,225
Playtika Holding Corp., Senior Secured First Lien, 6.70% (1 mo. SOFR US + 2.75%), 03/13/2028, (0.00% Floor)	2,022,633	1,959,112
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.47% (1 mo. SOFR US + 4.75%), 03/15/2030, (0.00% Floor)	289,548	287,558
TKO Worldwide Holdings LLC, Senior Secured First Lien, 5.87% (3 mo. SOFR US + 2.00%), 11/21/2031, (0.00% Floor)	668,495	672,302
		7,987,050

METALS & MINING - 0.4%
GrafTech Global Enterprises, Inc., Senior Secured First Lien
10.62% (1 mo. Term SOFR + 6.00%), 12/21/2029 (a)	59,741	61,011
9.86% (3 mo. SOFR US + 6.00%), 12/21/2029, (2.00% Floor)	104,547	106,768
Grinding Media, Inc., Senior Secured First Lien, 7.34% (3 mo. SOFR US + 3.50%), 10/12/2028, (0.75% Floor)	981,409	983,249
		1,151,028

MIDSTREAM: STORAGE & TRANSPORT - 1.4%
Brazos Delaware II LLC, Senior Secured First Lien, 6.27% (1 mo. SOFR US + 2.50%), 02/11/2030, (0.50% Floor)	265,969	266,614
CPPIB OVM Member US LLC, Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 08/20/2031, (0.00% Floor)	271,207	273,199
Deep Blue Operating I LLC, Senior Secured First Lien, 6.59% (1 mo. SOFR US + 2.75%), 10/01/2032, (0.00% Floor)	564,000	566,702
ITT Holdings LLC, Senior Secured First Lien, 6.19% (1 mo. SOFR US + 2.48%), 10/11/2030, (0.50% Floor)	417,345	420,318
M6 ETX Holdings II Midco LLC, Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 04/01/2032, (0.00% Floor)	291,580	293,662
Northriver Midstream Finance LP, Senior Secured First Lien, 6.24% (3 mo. SOFR US + 2.25%), 08/16/2030, (0.00% Floor)	723,216	726,517
Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien, 5.98% (1 mo. SOFR US + 2.25%), 10/05/2028, (0.50% Floor)	981,833	990,149
TransMontaigne Operating Co. LP, Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 11/17/2028, (0.50% Floor)	404,648	408,021
		3,945,182

OIL & GAS: E&P - 0.2%
Discovery Energy Holding Corp., Senior Secured First Lien, 7.42% (3 mo. SOFR US + 3.75%), 05/02/2031, (0.00% Floor)	456,484	459,766

OIL & GAS: EQUIPMENT & SERVICES - 0.1%
Star Holding LLC, Senior Secured First Lien, 8.22% (1 mo. SOFR US + 4.50%), 07/31/2031, (0.00% Floor)	370,545	364,987

PACKAGING - 0.8%
Iris Holding, Inc., Senior Secured First Lien
8.69% (3 mo. SOFR US + 4.75%), 06/28/2028, (0.50% Floor)	224,439	218,268
8.79% (3 mo. SOFR US + 4.75%), 06/28/2028, (0.50% Floor)	209,850	204,080
LABL, Inc., Senior Secured First Lien, 9.04% (3 mo. SOFR US + 5.00%), 10/30/2028, (0.50% Floor)	345,595	221,366
M2S Group Intermediate Holdings, Inc., Senior Secured First Lien, 8.59% (3 mo. SOFR US + 4.75%), 08/27/2031, (0.50% Floor)	280,374	279,042
Pregis TopCo LLC, Senior Secured First Lien, 7.72% (1 mo. SOFR US + 4.00%), 02/01/2029, (0.00% Floor)	547,177	552,405
Ranpak BV, Senior Secured First Lien, 8.22% (1 mo. SOFR US + 4.50%), 12/19/2031, (0.00% Floor)	91,177	91,404
Ranpak Corp., Senior Secured First Lien, 8.22% (1 mo. SOFR US + 4.50%), 12/19/2031, (0.00% Floor)	142,463	142,819
Tosca Services LLC, Senior Secured First Lien
5.42% (1 mo. SOFR US + 1.50%), 11/30/2028, (0.75% Floor)	25,552	24,157
5.42% (or 3.25% PIK) (1 mo. SOFR US + 1.50%), 11/30/2028, (0.75% Floor)	590,370	558,145
		2,291,686

RETAIL: FOOD & DRUG - 0.9%
Boots Group Finco LP, Senior Secured First Lien, 7.21% (3 mo. SOFR US + 3.50%), 08/30/2032, (0.00% Floor)	631,000	635,206
C&S Wholesale Grocers, Inc., Senior Secured First Lien, 8.67% (3 mo. SOFR US + 5.00%), 09/23/2030, (0.00% Floor)	439,898	431,099
EG America LLC, Senior Secured First Lien, 7.32% (3 mo. SOFR US + 3.50%), 02/07/2028, (0.00% Floor)	553,322	556,147
Opal US LLC, Senior Secured First Lien, 6.69% (3 mo. SOFR US + 3.00%), 04/23/2032, (0.00% Floor)	980,543	987,897
		2,610,349

RETAILING - 2.7%
Belron Finance 2019 LLC, Senior Secured First Lien, 6.12% (3 mo. SOFR US + 2.25%), 10/16/2031, (0.50% Floor)	815,592	821,199
Great Outdoors Group LLC, Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 01/23/2032, (0.75% Floor)	1,386,015	1,395,890
Harbor Freight Tools USA, Inc., Senior Secured First Lien, 5.97% (1 mo. SOFR US + 2.25%), 06/11/2031, (0.00% Floor)	563,258	558,633
JP Intermediate B LLC, Senior Secured First Lien
10.67% (3 mo. SOFR US + 7.00%), 07/31/2030, (0.00% Floor)	50,087	41,321
9.50% (1 mo. Term SOFR + 5.50%), 01/31/2031	144,527	75,877
Michaels Cos., Inc., Senior Secured First Lien, 8.45% (3 mo. SOFR US + 4.25%), 04/17/2028, (0.75% Floor)	299,972	290,775
Peer Holding III BV, Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 10/28/2030, (0.00% Floor)	415,953	418,337
Peer USA LLC, Senior Secured First Lien, 6.19% (1 mo. SOFR US + 2.25%), 09/29/2032	741,000	743,316
Petco Health & Wellness Co., Inc., Senior Secured First Lien, 7.45% (3 mo. SOFR US + 3.25%), 03/06/2028, (0.75% Floor)	547,291	542,606
PetSmart LLC, Senior Secured First Lien, 7.73% (1 mo. SOFR US + 4.00%), 08/18/2032, (0.00% Floor)	1,127,000	1,123,833
Restoration Hardware, Inc., Senior Secured First Lien, 7.17% (1 mo. SOFR US + 3.25%), 10/20/2028, (0.50% Floor)	911,803	907,814
Staples, Inc., Senior Secured First Lien, 9.60% (3 mo. SOFR US + 5.75%), 09/10/2029, (0.50% Floor)	522,902	497,900
		7,417,501

TECHNOLOGY HARDWARE - 1.7%
Coherent Corp., Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 07/02/2029, (0.00% Floor)	277,620	278,663
CommScope LLC, Senior Secured First Lien, 8.67% (1 mo. SOFR US + 4.75%), 12/17/2029, (2.00% Floor)	2,290,000	2,297,283
MKS, Inc., Senior Secured First Lien, 5.72% (1 mo. SOFR US + 2.00%), 08/17/2029, (0.50% Floor)	235,960	237,484
VeriFone Systems, Inc., Senior Secured First Lien, 9.47% (3 mo. SOFR US + 5.25%), 08/21/2028, (0.00% Floor)	1,175,743	1,116,791
World Wide Technology Holding Co. LLC, Senior Secured First Lien, 5.72% (1 mo. SOFR US + 2.00%), 03/01/2030, (0.50% Floor)	655,835	658,708
		4,588,929

TECHNOLOGY: SOFTWARE & SERVICES - 17.0%
Access CIG LLC, Senior Secured First Lien, 7.72% (1 mo. SOFR US + 4.00%), 08/19/2030, (0.50% Floor)	1,127,069	1,090,440
Armor Holdco, Inc., Senior Secured First Lien, 7.55% (6 mo. SOFR US + 3.75%), 12/10/2031, (0.00% Floor)	399,316	401,500
AthenaHealth Group, Inc., Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 02/15/2029, (0.50% Floor)	1,669,990	1,675,208
Avalara, Inc., Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 03/29/2032, (0.00% Floor)	465,663	468,217
Barracuda Networks, Inc., Senior Secured First Lien, 8.34% (3 mo. SOFR US + 4.50%), 08/15/2029, (0.50% Floor)	2,160,118	1,768,262
Barracuda Networks, Inc., Senior Secured Second Lien, 10.84% (3 mo. SOFR US + 7.00%), 08/15/2030, (0.50% Floor)	461,277	249,708
Boxer Parent Co., Inc., Senior Secured First Lien, 6.82% (3 mo. SOFR US + 3.00%), 07/30/2031, (0.00% Floor)	697,061	696,067
Boxer Parent Co., Inc., Senior Secured Second Lien, 9.47% (1 mo. SOFR US + 5.75%), 07/30/2032, (0.00% Floor)	734,373	709,863
CCC Intelligent Solutions, Inc., Senior Secured First Lien, 5.72% (1 mo. SOFR US + 2.00%), 01/23/2032, (0.50% Floor)	384,255	386,057
Central Parent LLC, Senior Secured First Lien, 6.92% (3 mo. SOFR US + 3.25%), 07/06/2029, (0.00% Floor)	2,444,020	2,078,126
Cloud Software Group, Inc., Senior Secured First Lien
6.92% (1 mo. SOFR US + 3.25%), 03/24/2031, (0.00% Floor)	1,387	1,390
6.92% (3 mo. SOFR US + 3.25%), 03/24/2031, (0.00% Floor)	552,016	553,352
6.92% (1 mo. SOFR US + 3.25%), 08/16/2032, (0.00% Floor)	3,142	3,150
6.92% (3 mo. SOFR US + 3.25%), 08/16/2032, (0.00% Floor)	1,250,666	1,253,699
Clover Holdings 2 LLC, Senior Secured First Lien, 7.52% (1 mo. SOFR US + 3.75%), 12/09/2031, (0.00% Floor)	696,163	697,576
ConnectWise LLC, Senior Secured First Lien, 7.70% (3 mo. SOFR US + 3.50%), 09/29/2028, (0.50% Floor)	977,873	962,598
Darktrace Finco US LLC, Senior Secured First Lien, 7.19% (3 mo. SOFR US + 3.25%), 10/09/2031, (0.00% Floor)	837,862	841,981
Dawn Bidco LLC, Senior Secured First Lien, 7.67% (1 mo. Term SOFR + 3.00%), 10/07/2032	500,000	499,110
Delivery Hero Finco LLC, Senior Secured First Lien, 8.84% (1 mo. SOFR US + 5.00%), 12/12/2029, (0.50% Floor)	2,767,733	2,782,734
Disco Parent, Inc., Senior Secured First Lien, 7.07% (3 mo. SOFR US + 3.25%), 08/06/2032, (0.00% Floor)	685,000	690,137
Ensono, Inc., Senior Secured First Lien, 7.95% (1 mo. SOFR US + 4.00%), 05/30/2028, (0.75% Floor)	1,501,229	1,502,700
Finastra USA, Inc., Senior Secured First Lien, 7.72% (3 mo. SOFR US + 4.00%), 09/15/2032, (0.00% Floor)	1,131,000	1,109,302
Gen Digital, Inc., Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 09/12/2029, (0.50% Floor)	1,674,001	1,678,538
Kaseya, Inc., Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 03/22/2032, (0.00% Floor)	417,214	418,074
KnowBe4, Inc., Senior Secured First Lien, 7.59% (3 mo. SOFR US + 3.75%), 07/26/2032, (0.00% Floor)	702,000	703,320
Marcel Bidco LLC, Senior Secured First Lien, 6.66% (SOFR + 3.00%), 11/13/2030, (0.00% Floor)	540,929	544,310
McAfee Corp., Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 03/01/2029, (0.50% Floor)	2,516,868	2,330,960
MH Sub I LLC, Senior Secured First Lien
7.97% (1 mo. SOFR US + 4.25%), 05/03/2028, (0.50% Floor)	1,080,573	1,007,904
7.97% (1 mo. SOFR US + 4.25%), 12/31/2031, (0.50% Floor)	507,463	436,657
Modena Buyer LLC, Senior Secured First Lien, 8.09% (3 mo. SOFR US + 4.25%), 07/01/2031, (0.00% Floor)	1,709,641	1,704,161
N-Able International Holdings II LLC, Senior Secured First Lien, 6.59% (3 mo. SOFR US + 2.75%), 11/26/2032, (0.00% Floor)	758,000	766,528
Optiv Parent, Inc., Senior Secured First Lien, 9.11% (3 mo. SOFR US + 5.25%), 08/03/2026, (1.00% Floor)	1,196,742	853,798
Peraton Corp., Senior Secured First Lien, 7.79% (3 mo. SOFR US + 3.75%), 02/01/2028, (0.75% Floor)	1,198,696	1,115,003
Ping Identity Holding Corp., Senior Secured First Lien, 6.59% (3 mo. SOFR US + 2.75%), 11/15/2032, (0.00% Floor)	582,000	584,182
Polaris Newco LLC, Senior Secured First Lien, 7.97% (3 mo. SOFR US + 3.75%), 06/05/2028, (0.50% Floor)	2,559,463	2,474,054
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien, 6.92% (3 mo. SOFR US + 3.25%), 10/28/2030, (0.50% Floor)	590,004	589,750
Proofpoint, Inc., Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 08/31/2028, (0.50% Floor)	2,239,010	2,254,247
RealPage, Inc., Senior Secured First Lien, 7.05% (3 mo. SOFR US + 3.00%), 04/24/2028, (0.50% Floor)	1,408,283	1,408,825
Rithum Holdings, Inc., Senior Secured First Lien, 8.42% (3 mo. SOFR US + 4.75%), 07/21/2031, (0.00% Floor)	693,263	694,344
Rocket Software, Inc., Senior Secured First Lien, 7.47% (1 mo. SOFR US + 3.75%), 11/28/2028, (0.50% Floor)	1,110,977	1,112,133
Sedgwick Claims Management Services, Inc., Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 07/31/2031, (0.00% Floor)	613,665	616,288
SonarSource Financing LLC, Senior Secured First Lien, 8.23% (1 mo. SOFR US + 4.50%), 12/19/2030	667,000	660,330
Starlight Parent LLC, Senior Secured First Lien, 7.70% (3 mo. SOFR US + 4.00%), 04/16/2032, (0.00% Floor)	568,575	568,930
Trio Bidco LLC, Senior Secured First Lien
7.67% (3 mo. SOFR US + 4.00%), 10/29/2032	270,524	271,538
8.08% (1 mo. Term SOFR + 4.00%), 10/29/2032 (a)	28,476	28,583
UKG, Inc., Senior Secured First Lien, 6.34% (3 mo. SOFR US + 2.50%), 02/10/2031, (0.00% Floor)	1,660,055	1,663,715
VS Buyer LLC, Senior Secured First Lien, 6.09% (3 mo. SOFR US + 2.25%), 04/14/2031, (0.00% Floor)	1,697,720	1,707,269
Zodiac Purchaser LLC, Senior Secured First Lien, 7.22% (1 mo. SOFR US + 3.50%), 02/17/2032, (0.00% Floor)	565,583	564,417
		47,179,035

TELECOM SERVICES: DIVERSIFIED - 4.5%
Cincinnati Bell, Inc., Senior Secured First Lien, 5.97% (1 mo. SOFR US + 2.25%), 11/24/2028, (0.50% Floor)	2,069,437	2,074,786
Crown Subsea Communications Holding, Inc., Senior Secured First Lien, 7.22% (1 mo. SOFR US + 3.50%), 01/30/2031, (0.75% Floor)	1,250,499	1,261,754
Frontier Communications Holdings LLC, Senior Secured First Lien, 6.23% (1 mo. SOFR US + 2.50%), 07/01/2031, (0.00% Floor)	815,775	817,436
Level 3 Financing, Inc., Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 03/29/2032, (0.00% Floor)	980,000	984,042
Lumen Technologies, Inc., Senior Secured First Lien, 6.30% (1 mo. SOFR US + 2.35%), 04/16/2029, (2.00% Floor)	2,801,968	2,791,292
Numericable US LLC, Senior Secured First Lien
9.05% (3 mo. SOFR US + 5.06%), 10/31/2028, (0.00% Floor)	184,868	183,077
10.86% (3 mo. SOFR US + 6.88%), 05/15/2031, (0.00% Floor)	1,054,491	1,055,587
Radiate Holdco LLC, Senior Secured First Lien
7.72% (1 mo. SOFR US + 4.00%), 06/26/2029	10,443	10,434
7.87% (1 mo. SOFR US + 4.00%), 06/26/2029, (0.00% Floor) (a)	31,328	31,302
7.45% (1 mo. SOFR US + 3.50%), 09/25/2029, (0.00% Floor)	970,110	751,350
7.45% (or 1.50% PIK) (1 mo. SOFR US + 3.50%), 09/25/2029, (0.00% Floor)	7,492	5,803
Windstream Services LLC, Senior Secured First Lien, 7.72% (1 mo. SOFR US + 4.00%), 10/06/2032, (0.00% Floor)	595,000	597,975
Zayo Group Holdings, Inc., Senior Secured First Lien
6.83% (1 mo. SOFR US + 3.00%), 03/11/2030, (0.00% Floor)	1,177,605	1,120,868
6.95% (1 mo. SOFR US + 3.00%), 03/11/2030, (0.00% Floor)	11,192	10,653
Ziggo Financing Partnership, Senior Secured First Lien
6.76% (1 mo. Term SOFR + 2.50%), 04/28/2028	106,128	106,296
7.03% (3 mo. SOFR US + 3.25%), 01/14/2033	598,000	594,825
		12,397,480

TRANSPORTATION - 1.7%
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 7.13% (3 mo. SOFR US + 3.25%), 05/28/2032, (0.00% Floor)	413,920	416,509
Accelya Lux Finco Sarl, Senior Secured First Lien, 8.92% (3 mo. SOFR US + 5.25%), 09/29/2032, (0.00% Floor)	586,157	584,325
Avis Budget Car Rental LLC, Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 07/16/2032, (0.00% Floor)	422,455	421,399
Carriage Purchaser, Inc., Senior Secured First Lien, 7.22% (1 mo. SOFR US + 3.50%), 09/29/2028, (0.75% Floor)	986,479	993,261
Cubic Corp., Senior Secured First Lien
4.58% (or 3.25% PIK) (3 mo. SOFR US + 1.00%), 05/01/2029, (0.00% Floor)	1,185	614
5.38% (or 3.25% PIK) (3 mo. SOFR US + 1.00%), 05/01/2029, (0.00% Floor)	139,612	72,329
8.63% (3 mo. SOFR US + 4.25%), 05/01/2029, (0.00% Floor)	927,999	480,769
SkyMiles IP Ltd., Senior Secured First Lien, 5.38% (3 mo. SOFR US + 1.50%), 10/20/2028, (0.00% Floor)	553,364	558,967
Stonepeak Nile Parent LLC, Senior Secured First Lien, 6.16% (3 mo. SOFR US + 2.25%), 04/09/2032, (0.00% Floor)	464,000	464,580
WWEX Uni Topco Holdings LLC, Senior Secured First Lien, 7.67% (3 mo. SOFR US + 4.00%), 07/26/2028, (0.75% Floor)	816,384	821,123
		4,813,876

UTILITIES: POWER - 1.2%
Alpha Generation LLC, Senior Secured First Lien, 5.72% (1 mo. SOFR US + 2.00%), 09/30/2031, (0.00% Floor)	274,275	275,489
Calpine Corp., Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 02/27/2032, (0.00% Floor)	693,000	693,652
Cornerstone Generation LLC, Senior Secured First Lien, 7.09% (3 mo. SOFR US + 3.25%), 08/11/2032, (0.00% Floor)	503,866	509,310
Eastern Power LLC, Senior Secured First Lien, 8.97% (1 mo. SOFR US + 5.25%), 04/03/2028, (0.00% Floor)	600,513	605,578
Lightning Power LLC, Senior Secured First Lien, 5.97% (1 mo. SOFR US + 2.25%), 08/18/2031, (0.00% Floor)	823,575	828,858
Talen Energy Supply LLC, Senior Secured First Lien, 6.09% (1 mo. Term SOFR + 2.00%), 11/26/2032	415,139	415,724
		3,328,611
TOTAL BANK LOANS (Cost $245,427,174)		242,276,040

CORPORATE BONDS - 5.7% (b)
BUILDING PRODUCTS - 0.2%
Standard Industries, Inc./NY, 3.38%, 01/15/2031 (e)	600,000	551,586

CHEMICALS - 0.0%(c)
Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV LLC, 7.63% (or 2.50% PIK), 05/03/2029 (e)	205,222	18,470

FINANCIALS: INSURANCE - 0.2%
HUB International Ltd., 7.25%, 06/15/2030 (e)	575,000	604,026

FINANCIALS: THRIFTS & MORTGAGES - 0.1%
Freedom Mortgage Corp., 6.63%, 01/15/2027 (e)	278,000	280,031

FOOD & BEVERAGE - 0.2%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.38%, 04/30/2029 (e)	500,000	487,040

HEALTHCARE: EQUIPMENT & SUPPLIES - 0.1%
Accendra Health, Inc., 4.50%, 03/31/2029 (e)	275,000	186,890

HEALTHCARE: FACILITIES - 0.5%
Global Medical Response, Inc., 7.38%, 10/01/2032 (e)	480,000	499,862
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (e)	538,000	565,764
Team Health Holdings, Inc., 8.38%, 06/30/2028 (e)	440,000	446,100
		1,511,726

HEALTHCARE: MANAGED HEALTH CARE - 0.2%
Centene Corp., 4.63%, 12/15/2029	500,000	485,322

HEALTHCARE: PHARMA & BIOTECH - 0.2%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028 (e)	284,000	277,924
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	301,000	298,199
		576,123

INDUSTRIAL MACHINERY - 0.0%(c)
Oregon Tool Lux LP, 7.88%, 10/15/2029 (e)(f)	25,915	12,310

LEISURE: CASINOS & GAMING - 0.8%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029 (e)	440,000	458,206
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.63%, 09/01/2029 (e)	561,000	425,659
5.88%, 09/01/2031 (e)	562,000	373,027
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033 (e)	950,000	971,855
		2,228,747

LEISURE: HOTELS - 0.8%
Royal Caribbean Cruises Ltd., 5.50%, 08/31/2026 (e)	421,000	421,682
Sabre Financial Borrower LLC, 11.13%, 06/15/2029 (e)	570,000	578,095
Sabre GLBL, Inc., 11.13%, 07/15/2030 (e)	987,000	819,526
VOC Escrow Ltd., 5.00%, 02/15/2028 (e)	418,000	418,181
		2,237,484

MEDIA: ENTERTAINMENT - 0.3%
Live Nation Entertainment, Inc., 6.50%, 05/15/2027 (e)	393,000	396,869
Warnermedia Holdings, Inc., 4.28%, 03/15/2032	475,000	417,558
		814,427

METALS & MINING - 0.0%(c)
GrafTech Finance, Inc., 4.63%, 12/23/2029 (e)	127,000	94,932

MIDSTREAM: STORAGE & TRANSPORT - 0.7%
ITT Holdings LLC, 6.50%, 08/01/2029 (e)	500,000	480,133
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030 (e)	290,000	293,802
3.88%, 11/01/2033 (e)	510,000	437,612
Venture Global LNG, Inc., 8.13%, 06/01/2028 (e)	712,000	721,572
		1,933,119

PACKAGING - 0.2%
Magnera Corp., 4.75%, 11/15/2029 (e)	456,000	422,149

RETAILING - 0.3%
Wayfair LLC, 7.75%, 09/15/2030 (e)	852,000	910,712

TECHNOLOGY: SOFTWARE & SERVICES - 0.4%
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (e)	644,000	560,533
Elastic NV, 4.13%, 07/15/2029 (e)	431,000	418,420
		978,953

TELECOM SERVICES: DIVERSIFIED - 0.5%
Iliad Holding SAS
7.00%, 10/15/2028 (e)	400,000	405,319
7.00%, 04/15/2032 (e)	641,000	661,450
Lumen Technologies, Inc., 4.13%, 04/15/2029 (e)	294,000	292,530
		1,359,299
TOTAL CORPORATE BONDS (Cost $16,130,682)		15,693,346

EXCHANGE TRADED FUNDS - 4.9% (b)	Shares	Value
Invesco Senior Loan ETF	651,735	13,686,435
TOTAL EXCHANGE TRADED FUNDS (Cost $13,674,888)		13,686,435

EQUITIES - 0.0% (c)
RETAILING - 0.0% (c)
JP Intermediate Private Equity (f)(g)	1,309	0	(d)

TELECOM SERVICES: DIVERSIFIED - 0.0% (c)
Altice Numericable Private Equity (f)(g)	2,013	34,371
TOTAL EQUITIES (Cost $31,398)		34,371

SHORT-TERM INVESTMENTS (b)
MONEY MARKET FUNDS - 4.9%
First American Government Obligations Fund - Class X, 3.67% (h)	13,644,015	13,644,015
TOTAL MONEY MARKET FUNDS (Cost $13,644,015)		13,644,015

TOTAL INVESTMENTS - 102.6% (Cost $288,908,157)		285,334,207
Liabilities in Excess of Other Assets - (2.6)%		(7,260,310)
TOTAL NET ASSETS - 100.0%		$278,073,897

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and
Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Shenkman
Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate

(a)
As of December 31, 2025, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par. All or a part are unfunded.

(b)	All or a portion is posted as collateral for delayed settlement securities.
(c)	Represents less than 0.05% of net assets.
(d)	Rounds to zero.
(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $14,492,267 or 5.2% of the Fund’s net assets.

(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $46,681 or 0.0% of net assets as of December 31, 2025.

(g)	Non-income producing security.
(h)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(i)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Shenkman Capital Floating Rate High Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$–	$242,276,040	$–	$242,276,040
Corporate Bonds	–	15,681,036	12,310	15,693,346
Exchange Traded Funds	13,686,435	–	–	13,686,435
Equities	–	–	34,371	34,371
Money Market Funds	13,644,015	–	–	13,644,015
Total Investments	$27,330,450	$257,957,076	$46,681	$285,334,207

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of September 30, 2025	$14,901
Accretion/Amortization	163
Corporate Actions	31,398
Unrealized appreciation/depreciation	219
Ending balance as of December 31, 2025	$46,681
$0
Change in unrealized appreciation/depreciation still held as of December 31, 2025	$219
0